UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/2012

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-CSR

Item 1.                        Reports to Stockholders.

                        [Insert report here]

Dreyfus

Conservative

Allocation Fund

ANNUAL REPORT August 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Important Tax Information
25	Board Members Information
28	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
Conservative

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Conservative Allocation Fund, covering the 12-month period from September 1, 2011, throughAugust 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities proved unusually volatile over the past year, as prices rose and fell according to investors’ changing expectations of global and domestic economic conditions. When viewed over a longer time frame, however, the pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. Even U.S. employment numbers, which have been volatile over short periods, averaged slightly better than 150,000 new jobs a month so far in 2012, roughly unchanged from the monthly average in 2011.

The sustained but subpar U.S. expansion appears likely to continue over the foreseeable future. On one hand, the economy has responded to a variety of stimulative measures, most notably an aggressively accommodative monetary policy. On the other hand, the prospect of automatic spending cuts and tax hikes scheduled for the end of 2012 has weighed on economic growth by contributing to a temporary postponement of spending decisions among consumers and businesses. Indeed, the ability of the U.S. political system to address both this “fiscal cliff” and long-term deficit reduction could go a long way toward shaping the 2013 market environment.As always, we urge you to speak regularly with your financial advisor to discuss how changing economic conditions may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 17, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through August 31, 2012, as provided by Richard B. Hoey, A. Paul Disdier and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the 12-month period ended August 31, 2012, Dreyfus Conservative Allocation Fund produced a total return of 6.89%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 17.98% for the same period.The fund also utilizes a customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays U.S. Aggregate Bond Index, and this blended index returned 10.66% for the same period.2

Changing global economic conditions fueled heightened volatility in financial markets over the reporting period. The fund lagged its benchmark, primarily due to performance shortfalls in its underlying equity funds.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Markets Reacted Sharply to Economic Developments

The reporting period began with major declines among stocks and higher yielding bonds. One credit-rating agency’s downgrade of long-term U.S. government debt, an intensifying European debt crisis and inflationary pressures in China triggered a flight away from riskier assets and toward traditional safe havens. Fortunately, better U.S. economic data and remedial measures from European policymakers arrested the market declines during the fall of 2011.

By the start of 2012, stocks and higher yielding bonds were rallying amid U.S. employment gains, quantitative easing in Europe and less restrictive monetary and fiscal policies in China. Consequently, investors renewed their focus on company fundamentals in addition to macroeconomic news. However, investors returned to a risk-averse posture during the spring when austerity programs in Europe encountered resistance, U.S. employment gains again moderated and the emerging markets remained sluggish. Better economic data over the summer more than erased previous weakness, enabling the S&P 500 Index to post a double-digit gain for the latest twelve months.

Mixed Results Across Asset Classes and Investment Styles

Although the fund participated to a significant degree in the financial markets’ gains, its relative performance was undermined by some of its underlying equity investments. Shortfalls were especially pronounced among value-oriented funds, as investors favored companies with track records of consistent growth, often without regard to valuations. International stocks were undermined by the European debt crisis and emerging-markets slowdown. In contrast, the fund’s various fixed-income investments generally beat market averages, primarily due to overweighted exposure to more economically sound bond market sectors.

In response to macroeconomic developments, we implemented a number of changes to the fund’s asset allocation strategy. In October 2011, after stocks had fallen to more compelling valuations, we moved assets from Dreyfus Bond Market Index Fund to Dreyfus Opportunistic Midcap Value Fund. In December 2011, we attempted to upgrade the overall quality of the fund’s equity exposure by shifting assets from Dreyfus StrategicValue Fund to Dreyfus Appreciation Fund.

In January 2012, the fund sought greater exposure to the emerging markets, shifting capital from Dreyfus Bond Market Index Fund to

4

Dreyfus Emerging Markets Fund. In March 2012, we attempted to mitigate market volatility by reducing the fund’s positions in Dreyfus Opportunistic Midcap Value Fund and Dreyfus Emerging Markets Fund in favor of Dreyfus Bond Market Index Fund. We moved to further upgrade the fund’s quality metrics in July 2012, again shifting assets from Dreyfus Strategic Value Fund to Dreyfus Appreciation Fund. Finally, in August, we eliminated the fund’s position in Dreyfus Large Cap Core Fund and redeployed its assets to Dreyfus Emerging Markets Fund and Dreyfus BASIC S&P 500 Stock Index Fund.

Adopting a Neutral Posture

Although macroeconomic challenges remain, we have been encouraged by improved economic news in some parts of the world. Consequently, the fund ended the reporting period with a generally market-neutral investment posture compared to the blended benchmark, as reflected by an asset allocation target of 38% stocks, 60% bonds and 2% alternative investments.We intend to continue to monitor economic and market conditions, and we will adjust the fund’s allocations and composition as warranted.

September 17, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Conservative Allocation Fund with the Standard & Poor’s 500 Composite Stock Price Index and the Customized Blended Index

Average Annual Total Returns as of 8/31/12
	Inception		From
	Date	1Year	Inception
Fund	10/1/09	6.89%	7.32%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	17.98%	12.61%††
Customized Blended Index	9/30/09	10.66%	8.94%††

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus Conservative Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 40% and the Barclays U.S.Aggregate Bond Index (the “Barclays Index”), 60%. The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from March 1, 2012 to August 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2012

Expenses paid per $1,000†	$3.65
Ending value (after expenses)	$1,016.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2012

Expenses paid per $1,000†	$3.66
Ending value (after expenses)	$1,021.52

† Expenses are equal to the fund’s annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

August 31, 2012

Registered Investment Companies—100.2%			Shares		Value ($)
Dreyfus Appreciation Fund			24,184	[a]	1,074,982

Dreyfus BASIC S&P 500 Stock Index Fund			21,035	[a]	607,266
Dreyfus Bond Market Index Fund, BASIC Shares			412,306	[a]	4,593,092
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I			83,269	[a]	1,211,563
Dreyfus Emerging Markets Fund, Cl. I			41,595	[a]	388,496
Dreyfus Global Absolute Return Fund, Cl. I			20,955	[a,b]	260,261
Dreyfus Global Real Estate Securities Fund, Cl. I			18,286	[a]	146,471
Dreyfus High Yield Fund, Cl. I			197,169	[a]	1,283,573
Dreyfus International Bond Fund, Cl. I			71,542	[a]	1,225,507
Dreyfus International Equity Fund, Cl. I			6,296	[a]	166,098
Dreyfus International Stock Index Fund			20,186	[a]	271,302
Dreyfus International Value Fund, Cl. I			14,686	[a]	143,041
Dreyfus MidCap Core Fund, Cl. I			14,270	[a,c]	328,211
Dreyfus Opportunistic Midcap Value Fund, Cl. I			11,177	[a]	328,394
Dreyfus Research Growth Fund, Cl. Z			144,313	[a]	1,487,868
Dreyfus Small Cap Stock Index Fund			15,600	[a]	341,799
Dreyfus Strategic Value Fund, Cl. I			29,942	[a]	878,512
Dreyfus Total Return Advantage Fund, Cl. I			313,829	[a]	4,352,802
Dreyfus U.S. Equity Fund, Cl. I			58,894	[a]	890,485
Dreyfus/Newton International Equity Fund, Cl. I			17,445	[a]	284,173
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I			22,815	[a]	357,052
International Stock Fund, Cl. I			17,494	[a]	237,048

Total Investments (cost $19,654,193)			100.2%		20,857,996
Liabilities, Less Cash and Receivables			(.2%)		(48,218)
Net Assets			100.0%		20,809,778

a	Investment in affiliated mutual fund.
b	Non-income producing security.
c	Formerly, Dreyfus S&P STARS Opportunities Fund, Cl. I.

Portfolio Summary (Unaudited)†
		Value (%)			Value (%)
Mutual Funds: Domestic		79.4	Mutual Funds: Foreign		20.8
					100.2
†	Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2012

	Cost	Value
Assets ($):
Investments in securities—
See Statement of Investments—Note 1(c)	19,654,193	20,857,996
Cash		96
Prepaid expenses		10,927
		20,869,019
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		11,481
Accrued expenses		47,760
		59,241
Net Assets ($)		20,809,778
Composition of Net Assets ($):
Paid-in capital		19,469,702
Accumulated undistributed investment income—net		139,745
Accumulated net realized gain (loss) on investments		(3,472)
Accumulated net unrealized appreciation
(depreciation) on investments		1,203,803
Net Assets ($)		20,809,778
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		1,433,315
Net Asset Value, offering and redemption price per share ($)		14.52

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Year Ended August 31, 2012

Investment Income ($):
Income:
Cash dividends from affiliated issuers	444,943
Expenses:
Shareholder servicing costs—Note 3(b)	64,253
Auditing fees	40,678
Registration fees	17,997
Prospectus and shareholders’ reports	13,636
Custodian fees—Note 3(b)	5,186
Directors’ fees and expenses—Note 3(c)	2,174
Loan commitment fees—Note 2	901
Legal fees	365
Miscellaneous	13,045
Total Expenses	158,235
Less—reduction in expenses due to undertaking—Note 3(a)	(18,498)
Less—waiver of shareholder servicing fees—Note 3(b)	(4,782)
Less—reduction in fees due to earnings credits—Note 3(b)	(44)
Net Expenses	134,911
Investment Income—Net	310,032
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(98,659)
Capital gain distributions from affiliated issuers	210,212
Net Realized Gain (Loss)	111,553
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	884,774
Net Realized and Unrealized Gain (Loss) on Investments	996,327
Net Increase in Net Assets Resulting from Operations	1,306,359

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2012	2011
Operations ($):
Investment income—net	310,032	221,311
Net realized gain (loss) on
investments in affiliated issuers	111,553	95,024
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	884,774	314,685
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,306,359	631,020
Dividends to Shareholders from ($):
Investment income—net	(333,599)	(194,001)
Net realized gain on investments	(90,661)	(34,773)
Total Dividends	(424,260)	(228,774)
Capital Stock Transactions ($):
Net proceeds from shares sold	5,659,094	11,957,733
Dividends reinvested	406,145	225,493
Cost of shares redeemed	(3,015,029)	(3,139,530)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,050,210	9,043,696
Total Increase (Decrease) in Net Assets	3,932,309	9,445,942
Net Assets ($):
Beginning of Period	16,877,469	7,431,527
End of Period	20,809,778	16,877,469
Undistributed investment income—net	139,745	133,714
Capital Share Transactions (Shares):
Shares sold	405,840	850,229
Shares issued for dividends reinvested	29,923	16,352
Shares redeemed	(215,978)	(225,038)
Net Increase (Decrease) in Shares Outstanding	219,785	641,543

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended Augut 31,
	2012	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.91	12.99	12.50
Investment Operations:
Investment income—net[b]	.23	.25	.20
Net realized and unrealized
gain (loss) on investments	.71	1.00	.41
Total from Investment Operations	.94	1.25	.61
Distributions:
Dividends from investment income—net	(.26)	(.28)	(.12)
Dividends from net realized gain on investments	(.07)	(.05)	—
Total Distributions	(.33)	(.33)	(.12)
Net asset value, end of period	14.52	13.91	12.99
Total Return (%)	6.89	9.61	4.91[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.84	1.06	2.76[e]
Ratio of net expenses to average net assets[d]	.71	.73	.71[e]
Ratio of net investment income
to average net assets[d]	1.64	1.79	1.84[e]
Portfolio Turnover Rate	25.89	20.04	36.82[c]
Net Assets, end of period ($ x 1,000)	20,810	16,877	7,432

a From October 1, 2009 (commencement of operations) to August 31, 2010.
b Based on average shares outstanding at each month end.
c Not annualized.
d Amounts do not include the activity of the underlying funds.
e Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek current income with some consideration for capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

14

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	20,857,996	—	—	20,857,996

At August 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended August 31, 2012 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2011	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	445,097		618,898	91,687	(979)
Dreyfus BASIC S&P
500 Stock Index Fund —			604,963	—	—
Dreyfus Bond Market
Index Fund,
BASIC Shares	3,597,566		1,852,447	947,370	728
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. I	1,063,483		318,023	125,004	(11,491)

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2011	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Fund, Cl. I	303,898		663,486	532,813	(49,125)
Dreyfus Global Absolute
Return Fund, Cl. I	216,916		62,247	27,918	(899)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	112,821		33,075	13,750	(1,063)
Dreyfus High Yield
Fund, Cl. I	998,525		361,816	125,004	(9,693)
Dreyfus International
Bond Fund, Cl. I	1,057,731		305,225	125,004	(4,737)
Dreyfus International
Equity Fund, CL I	139,243		45,206	18,750	(3,539)
Dreyfus International
Stock Index Fund	232,770		77,598	31,251	(6,210)
Dreyfus International
Value Fund, Cl. I	126,629		46,352	18,751	(3,393)
Dreyfus MidCap Core
Fund, Cl. I††	246,261		92,785	31,251	(5,656)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	242,364		437,559	331,251	(38,770)
Dreyfus Research
Growth Fund, Cl. Z	930,754		494,491	112,579	(5,808)
Dreyfus Small Cap
Stock Index Fund	256,613		81,618	31,251	(2,083)
Dreyfus Strategic
Value Fund, Cl. I	1,243,729		306,110	780,745	(45,146)
Dreyfus Total Return
Advantage
Fund, Cl. I	3,596,304		1,099,110	437,515	(6,009)
Dreyfus U.S. Equity
Fund, Cl. I	691,998		193,379	85,003	(1,596)
Dreyfus/Newton
International
Equity Fund, Cl. I	240,403		78,662	31,251	(5,921)
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	658,417		191,203	946,871	107,675
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. I	258,166		92,581	31,251	(2,081)
International Stock
Fund, Cl. I	198,337		58,293	25,001	(2,863)
TOTAL	16,858,025		8,115,127	4,901,271	(98,659)

† Includes reinvested dividends/distributions.
Formerly, Dreyfus S&P STARS Opportunities Fund, Cl. I.

16

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2012	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	103,653	1,074,982		5.2	15,327
Dreyfus BASIC S&P
500 Stock Index Fund	2,303	607,266		2.9	—
Dreyfus Bond Market
Index Fund,
BASIC Shares	89,721	4,593,092		22.1	131,186
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(33,448)	1,211,563		5.8	39,309
Dreyfus Emerging
Markets Fund, Cl. I	3,050	388,496		1.9	34,400
Dreyfus Global Absolute
Return Fund, Cl. I	9,915	260,261		1.2	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	15,388	146,471		0.7	2,417
Dreyfus High Yield
Fund, Cl. I	57,929	1,283,573		6.2	83,101
Dreyfus International
Bond Fund, Cl. I	(7,708)	1,225,507		5.9	26,511
Dreyfus International
Equity Fund, CL I	3,938	166,098		0.8	3,399
Dreyfus International
Stock Index Fund	(1,605)	271,302		1.3	7,919
Dreyfus International
Value Fund, Cl. I	(7,796)	143,041		0.7	4,545
Dreyfus MidCap Core
Fund, Cl. I†	26,072	328,211		1.6	23,106
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	18,492	328,394		1.6	89,475
Dreyfus Research
Growth Fund, Cl. Z	181,010	1,487,868		7.1	1,577
Dreyfus Small Cap
Stock Index Fund	36,902	341,799		1.6	11,939
Dreyfus Strategic
Value Fund, Cl. I	154,564	878,512		4.2	11,788
Dreyfus Total Return
Advantage
Fund, Cl. I	100,912	4,352,802		20.9	123,609
Dreyfus U.S. Equity
Fund, Cl. I	91,707	890,485		4.3	3,853

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2012	($)	Assets (%)	Distributions ($)
Dreyfus/Newton
International
Equity Fund, Cl. I	2,280	284,173		1.4	8,984
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	(10,424)	—		—	7,258
Dreyfus/The Boston
Company Small/Mid
Cap Growth Fund, Cl. I	39,637	357,052		1.7	22,902
International Stock
Fund, Cl. I	8,282	237,048		1.1	2,550
TOTAL	884,774	20,857,996		100.2	655,155

† Formerly, Dreyfus S&P STARS Opportunities Fund, Cl. I.

(d) Dividends to shareholders: Dividends are recorded on the ex-div-

idend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

18

Each of the tax years in the three-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $139,745, undistributed capital gains $161,405 and unrealized appreciation $1,038,926.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2012 and August 31, 2011 were as follows: ordinary income $369,837 and $226,662 and long-term capital gains $54,423 and $2,112, respectively.

During the period ended August 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings and dividend reclassification, the fund increased accumulated undistributed investment income-net by $29,598 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2012, the fund did not borrow under the Facilities.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, until January 1, 2013, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.40% of the value of the fund’s average daily net assets. The reduction in expenses pursuant to the undertaking, amounted to $18,498 during the period ended August 31, 2012.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended August 31, 2012, the fund was charged $47,223 pursuant to the Shareholder Services Plan of which $4,782 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

20

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2012, the fund was charged $8,726 for transfer agency services and $132 for cash management services. Cash management fees were partially offset by earnings credits of $16. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2012, the fund was charged $5,186 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2012, the fund was charged $980 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $28.

During the period ended August 31, 2012, the fund was charged $6,392 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $4,366, custodian fees $1,211, Chief Compliance Officer fees $4,243 and transfer agency per account fees $2,190, which are offset against an expense reimbursement currently in effect in the amount of $529.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2012, amounted to $8,115,127 and $4,901,271, respectively.

At August 31, 2012, the cost of investments for federal income tax purposes was $19,819,070; accordingly, accumulated net unrealized appreciation on investments was $1,038,926, consisting of $1,250,759 gross unrealized appreciation and $211,833 gross unrealized depreciation.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Conservative Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Conservative Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period the ended, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Conservative Allocation Fund at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 29, 2012

The Fund 23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 98.51% of the ordinary dividends paid during the fiscal year ended August 31, 2012 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $359,241 represents the maximum amount that may be considered qualified dividend income.The fund also hereby reports $.0277 per share as a short-term capital gain distribution and $.0416 per share as a long-term capital gain distribution paid on December 30, 2011. Shareholders will receive notification in early 2013 of the percentage applicable to the preparation of their 2012 income tax returns.

24

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

26

The Fund 27

OFFICERS OF THE FUND (Unaudited)

28

The Fund 29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Dreyfus

Growth Allocation Fund

ANNUAL REPORT August 31, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Important Tax Information
25	Board Members Information
28	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
Growth Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Growth Allocation Fund, covering the 12-month period from September 1, 2011, throughAugust 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities proved unusually volatile over the past year, as prices rose and fell according to investors’ changing expectations of global and domestic economic conditions. When viewed over a longer time frame, however, the pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. Even U.S. employment numbers, which have been volatile over short periods, averaged slightly better than 150,000 new jobs a month so far in 2012, roughly unchanged from the monthly average in 2011.

The sustained but subpar U.S. expansion appears likely to continue over the foreseeable future. On one hand, the economy has responded to a variety of stimulative measures, most notably an aggressively accommodative monetary policy. On the other hand, the prospect of automatic spending cuts and tax hikes scheduled for the end of 2012 has weighed on economic growth by contributing to a temporary postponement of spending decisions among consumers and businesses. Indeed, the ability of the U.S. political system to address both this “fiscal cliff” and long-term deficit reduction could go a long way toward shaping the 2013 market environment.As always, we urge you to speak regularly with your financial advisor to discuss how changing economic conditions may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 17, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through August 31, 2012, as provided by Richard B. Hoey, A. Paul Disdier and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the 12-month period ended August 31, 2012, Dreyfus Growth Allocation Fund produced a total return of 8.29%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 17.98% for the same period.The fund also utilizes a customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays U.S. Aggregate Bond Index, and this blended index returned 15.54% for the same period.2

Changing global economic conditions fueled heightened volatility in financial markets over the reporting period. The fund lagged its benchmark, primarily due to performance shortfalls in its underlying equity funds.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Markets Reacted Sharply to Economic Developments

The reporting period began with major declines among stocks and higher yielding bonds. One credit-rating agency’s downgrade of long-term U.S. government debt, an intensifying European debt crisis and inflationary pressures in China triggered a flight away from riskier assets and toward traditional safe havens. Fortunately, better U.S. economic data and remedial measures from European policymakers arrested the market declines during the fall of 2011.

By the start of 2012, stocks and higher yielding bonds were rallying amid U.S. employment gains, quantitative easing in Europe and less restrictive monetary and fiscal policies in China. Consequently, investors renewed their focus on company fundamentals in addition to macroeconomic news. However, investors returned to a risk-averse posture during the spring when austerity programs in Europe encountered resistance, U.S. employment gains again moderated and the emerging markets remained sluggish. Better economic data over the summer more than erased previous weakness, enabling the S&P 500 Index to post a double-digit gain for the last twelve months.

Mixed Results Across Asset Classes and Investment Styles

Although the fund participated to a significant degree in the financial markets’ gains, its relative performance was undermined by some of its underlying equity investments. Shortfalls were especially pronounced among value-oriented funds, as investors favored companies with track records of consistent growth, often without regard to valuations. International stocks were undermined by the European debt crisis and emerging-markets slowdown. In contrast, the fund’s various fixed-income investments generally beat market averages, primarily due to overweighted exposure to more economically sound bond market sectors.

In response to macroeconomic developments, we implemented a number of changes to the fund’s asset allocation strategy. In October 2011, after stocks had fallen to more compelling valuations, we moved assets from Dreyfus Bond Market Index Fund to Dreyfus Opportunistic Midcap Value Fund. In December 2011, we attempted to upgrade the overall quality of the fund’s equity exposure by shifting assets from Dreyfus StrategicValue Fund to Dreyfus Appreciation Fund.

In January 2012, the fund sought greater exposure to the emerging markets, shifting capital from Dreyfus Bond Market Index Fund to

4

Dreyfus Emerging Markets Fund. In March 2012, we attempted to mitigate market volatility by reducing the fund’s positions in Dreyfus Opportunistic Midcap Value Fund and Dreyfus Emerging Markets Fund in favor of Dreyfus Bond Market Index Fund. We moved to upgrade the fund’s quality metrics further in July 2012, again shifting assets from Dreyfus Strategic Value Fund to Dreyfus Appreciation Fund. Finally, in August, we eliminated the fund’s position in Dreyfus Large Cap Core Fund and redeployed its assets to Dreyfus Emerging Markets Fund and Dreyfus BASIC S&P 500 Stock Index Fund.

Adopting a Constructive Posture

Although macroeconomic challenges remain, we have been encouraged by improved economic news in some parts of the world. Consequently, the fund ended the reporting period with a tilt toward stocks and away from bonds, as reflected by an asset allocation target of 69% stocks, 17% bonds and 14% alternative investments. We intend to continue to monitor economic and market conditions, and we will adjust the fund’s allocations and composition as warranted.

September 17, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Growth Allocation Fund with the Standard & Poor’s 500 Composite Stock Price Index and the Customized Blended Index

Average Annual Total Returns as of 8/31/12
	Inception		From
	Date	1Year	Inception
Fund	10/1/09	8.29%	8.20%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	17.98%	12.61%††
Customized Blended Index	9/30/09	15.54%	11.42%††

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Growth Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price
Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500
Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 80%, and the Barclays U.S.Aggregate Bond Index (the “Barclays Index”), 20%.
The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.
For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from March 1, 2012 to August 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2012

Expenses paid per $1,000†	$2.92
Ending value (after expenses)	$1,006.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2012

Expenses paid per $1,000†	$2.95
Ending value (after expenses)	$1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

August 31, 2012

Registered Investment Companies—100.2%	Shares		Value ($)
Dreyfus Appreciation Fund	30,302	[a]	1,346,928
Dreyfus BASIC S&P 500 Stock Index Fund	25,612	[a]	739,407
Dreyfus Bond Market Index Fund, BASIC Shares	62,668	[a]	698,125
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	20,241	[a]	294,503
Dreyfus Emerging Markets Fund, Cl. I	109,538	[a]	1,023,082
Dreyfus Global Absolute Return Fund, Cl. I	106,674	[a,b]	1,324,893
Dreyfus Global Real Estate Securities Fund, Cl. I	93,332	[a]	747,586
Dreyfus High Yield Fund, Cl. I	47,899	[a]	311,822
Dreyfus International Bond Fund, Cl. I	17,392	[a]	297,920
Dreyfus International Equity Fund, Cl. I	9,286	[a]	244,962
Dreyfus International Stock Index Fund	29,279	[a]	393,511
Dreyfus International Value Fund, Cl. I	20,749	[a]	202,098
Dreyfus MidCap Core Fund, Cl. I	17,317	[a,c]	398,294
Dreyfus Opportunistic Midcap Value Fund, Cl. I	16,275	[a]	478,154
Dreyfus Research Growth Fund, Cl. Z	173,530	[a]	1,789,094
Dreyfus Small Cap Stock Index Fund	18,859	[a]	413,193
Dreyfus Strategic Value Fund, Cl. I	35,111	[a]	1,030,144
Dreyfus Total Return Advantage Fund, Cl. I	76,284	[a]	1,058,061
Dreyfus U.S. Equity Fund, Cl. I	71,414	[a]	1,079,775
Dreyfus/Newton International Equity Fund, Cl. I	25,143	[a]	409,583
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	27,644	[a]	432,621
International Stock Fund, Cl. I	25,411	[a]	344,321

Total Investments (cost $14,055,396)	100.2%		15,058,077
Liabilities, Less Cash and Receivables	(.2%)		(25,363)
Net Assets	100.0%		15,032,714

a Investment in affiliated mutual fund.
b Non-income producing security.
c Formerly, Dreyfus S&P STARS Opportunities Fund, Cl. I.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	65.0	Mutual Funds: Foreign	35.2
			100.2
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2012

	Cost	Value
Assets ($):
Investments in affiliated issuers—
See Statement of Investments—Note 1(c)	14,055,396	15,058,077
Cash		15,114
Receivable for shares of Common Stock subscribed		23
Prepaid expenses		11,130
		15,084,344
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		6,885
Accrued expenses		44,745
		51,630
Net Assets ($)		15,032,714
Composition of Net Assets ($):
Paid-in capital		13,984,760
Accumulated undistributed investment income—net		5,158
Accumulated net realized gain (loss) on investments		40,115
Accumulated net unrealized appreciation
(depreciation) on investments		1,002,681
Net Assets ($)		15,032,714
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		996,755
Net Asset Value, offering and redemption price per share ($)		15.08

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Year Ended August 31, 2012

Investment Income ($):
Income:
Cash dividends from affiliated issuers	188,689
Expenses:
Shareholder servicing costs—Note 3(b)	50,015
Auditing fees	41,946
Registration fees	17,349
Prospectus and shareholders’ reports	11,545
Custodian fees—Note 3(b)	4,065
Directors’ fees and expenses—Note 3(c)	1,624
Loan commitment fees—Note 2	419
Miscellaneous	10,218
Total Expenses	137,181
Less—reduction in expenses due to undertaking—Note 3(a)	(53,141)
Less—waiver of shareholder servicing fees—Note 3(b)	(5,803)
Less—reduction in fees due to earnings credits—Note 3(b)	(42)
Net Expenses	78,195
Investment Income—Net	110,494
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(52,136)
Capital gain distributions from affiliated issuers	197,048
Net Realized Gain (Loss)	144,912
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	848,662
Net Realized and Unrealized Gain (Loss) on Investments	993,574
Net Increase in Net Assets Resulting from Operations	1,104,068

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2012	2011
Operations ($):
Investment income—net	110,494	62,778
Net realized gain (loss) on
investments in affiliated issuers	144,912	94,701
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	848,662	286,127
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,104,068	443,606
Dividends to Shareholders from ($):
Investment income—net	(162,231)	(65,004)
Net realized gain on investments	(92,381)	(40,394)
Total Dividends	(254,612)	(105,398)
Capital Stock Transactions ($):
Net proceeds from shares sold	3,983,446	8,550,184
Dividends reinvested	241,740	99,785
Cost of shares redeemed	(2,198,040)	(2,133,171)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,027,146	6,516,798
Total Increase (Decrease) in Net Assets	2,876,602	6,855,006
Net Assets ($):
Beginning of Period	12,156,112	5,301,106
End of Period	15,032,714	12,156,112
Undistributed investment income—net	5,158	29,282
Capital Share Transactions (Shares):
Shares sold	275,802	581,902
Shares issued for dividends reinvested	17,443	6,830
Shares redeemed	(151,664)	(148,214)
Net Increase (Decrease) in Shares Outstanding	141,581	440,518

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended Augut 31,
	2012	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	14.21	12.78	12.50
Investment Operations:
Investment income—net[b]	.12	.10	.10
Net realized and unrealized
gain (loss) on investments	1.03	1.51	.31
Total from Investment Operations	1.15	1.61	.41
Distributions:
Dividends from investment income—net	(.18)	(.11)	(.13)
Dividends from net realized gain on investments	(.10)	(.07)	—
Total Distributions	(.28)	(.18)	(.13)
Net asset value, end of period	15.08	14.21	12.78
Total Return (%)	8.29	12.56	3.26[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.01	1.26	3.33[e]
Ratio of net expenses to average net assets[d]	.58	.63	.57[e]
Ratio of net investment income
to average net assets[d]	.82	.65	.85[e]
Portfolio Turnover Rate	30.83	21.83	45.65[c]
Net Assets, end of period ($ x 1,000)	15,033	12,156	5,301

a From October 1, 2009 (commencement of initial offering) to August 31, 2010.
b Based on average shares outstanding at each month end.
c Not annualized.
d Amounts do not include the activity of the underlying funds.
e Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Dreyfus Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek long-term capital appreciation with some consideration for current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

14

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	15,058,077	—	—	15,058,077

At August 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended August 31, 2012 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2011	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	555,679		778,479	115,040	(1,343)
Dreyfus BASIC S&P
500 Stock Index Fund	—		742,911	6,333	34
Dreyfus Bond Market
Index Fund,
BASIC Shares	881,861		388,921	587,422	12,006
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	260,950		76,179	31,599	(2,138)

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2011	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Fund, Cl. I	443,884		908,796	206,828	(61,500)
Dreyfus Global
Absolute Return
Fund, Cl. I	1,112,477		312,479	148,199	(6,907)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	581,567		166,084	72,994	(3,167)
Dreyfus High Yield
Fund, Cl. I	244,974		86,830	31,599	(2,202)
Dreyfus International
Bond Fund, Cl. I	259,336		73,068	31,599	(1,049)
Dreyfus International
Equity Fund, Cl. I	207,925		64,983	28,439	(5,154)
Dreyfus International
Stock Index Fund	340,724		111,281	47,398	(8,440)
Dreyfus International
Value Fund, Cl. I	179,861		66,289	28,439	(5,213)
Dreyfus MidCap Core
Fund, Cl. I††	302,138		111,290	39,499	(5,613)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	296,945		309,944	111,499	(21,055)
Dreyfus Research
Growth Fund, Cl. Z	1,129,942		599,915	149,988	(6,093)
Dreyfus Small Cap
Stock Index Fund	313,224		97,553	39,499	(2,188)
Dreyfus Strategic
Value Fund, Cl. I	1,518,530		355,122	971,077	(48,680)
Dreyfus Total Return
Advantage Fund, Cl. I 882,063			263,258	110,596	(1,595)
Dreyfus U.S. Equity
Fund, Cl. I	847,800		231,155	107,436	(2,909)
Dreyfus/Newton
International
Equity Fund, Cl. I	349,898		112,757	47,398	(7,446)
Dreyfus/The Boston
Company Large
Cap Core Fund, Cl. I	807,548		226,869	1,151,269	133,723
Dreyfus/The Boston
Company Small/Mid
Cap Growth
Fund, Cl. I	315,964		111,007	39,499	(2,012)
International Stock
Fund, Cl. I	291,061		83,598	37,919	(3,195)
TOTAL	12,124,351		6,278,768	4,141,568	(52,136)

† Includes reinvested dividends/distributions.
Formerly, Dreyfus S&P STARS Opportunities Fund, Cl. I.

16

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2012	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	129,153	1,346,928		9.0	18,998
Dreyfus BASIC S&P 500
Stock Index Fund	2,795	739,407		4.9	—
Dreyfus Bond Market
Index Fund,
BASIC Shares	2,759	698,125		4.6	23,384
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(8,889)	294,503		2.0	9,553
Dreyfus Emerging
Markets Fund, Cl. I	(61,270)	1,023,082		6.8	48,839
Dreyfus Global Absolute
Return Fund, Cl. I	55,043	1,324,893		8.8	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	76,096	747,586		5.0	12,177
Dreyfus High Yield
Fund, Cl. I	13,819	311,822		2.1	20,204
Dreyfus International
Bond Fund, Cl. I	(1,836)	297,920		2.0	6,441
Dreyfus International
Equity Fund, Cl. I	5,647	244,962		1.6	5,018
Dreyfus International
Stock Index Fund	(2,656)	393,511		2.6	11,341
Dreyfus International
Value Fund, Cl. I	(10,400)	202,098		1.3	6,325
Dreyfus MidCap Core
Fund, Cl. I†	29,978	398,294		2.6	28,006
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	3,819	478,154		3.2	77,489
Dreyfus Research
Growth Fund, Cl. Z	215,318	1,789,094		11.9	1,925
Dreyfus Small Cap
Stock Index Fund	44,103	413,193		2.8	14,270
Dreyfus Strategic
Value Fund, Cl. I	176,249	1,030,144		6.9	14,120
Dreyfus Total Return
Advantage Fund, Cl. I	24,931	1,058,061		7.0	30,064
Dreyfus U.S. Equity
Fund, Cl. I	111,165	1,079,775		7.2	4,625
Dreyfus/Newton
International
Equity Fund, Cl. I	1,772	409,583		2.7	12,817

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2012	($)	Assets (%)	Distributions ($)
Dreyfus/The Boston
Company Large
Cap Core Fund, Cl. I	(16,871)	—		—	8,771
Dreyfus/The Boston
Company Small/Mid
Cap Growth Fund, Cl. I	47,161	432,621		2.9	27,724
International Stock
Fund, Cl. I	10,776	344,321		2.3	3,646
TOTAL	848,662	15,058,077		100.2	385,737

† Formerly, Dreyfus S&P STARS Opportunities Fund, Cl. I.

(d) Dividends to shareholders: Dividends are recorded on the ex-

dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal

Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income suffi-

cient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

18

Each of the tax years in the three-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $5,158, undistributed capital gains $238,769 and unrealized appreciation $804,027.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2012 and August 31, 2011 were as follows: ordinary income $196,660 and $104,112 and long-term capital gains $57,952 and $1,286, respectively.

During the period ended August 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $27,613 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on August 31, 2012, the fund did not borrow under the Facilities.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

The Manager has contractually agreed, until January 1, 2013, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $53,141 during the period ended August 31, 2012.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended August 31, 2012, the fund was charged $33,874 pursuant to the Shareholder Services Plan of which $5,803 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

20

The fund compensates DreyfusTransfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2012, the fund was charged $8,256 for transfer agency services and $128 for cash management services. Cash management fees were partially offset by earnings credits of $15. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2012, the fund was charged $4,065 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2012, the fund was charged $953 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $27.

During the period ended August 31, 2012, the fund was charged $6,392 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $3,172, custodian fees $1,000, Chief Compliance Officer fees $4,243 and transfer agency per account fees $2,106, which are offset against an expense reimbursement currently in effect in the amount of $3,636.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2012, amounted to $6,278,768 and $4,141,568, respectively.

At August 31, 2012, the cost of investments for federal income tax purposes was $14,254,050; accordingly, accumulated net unrealized appreciation on investments was $804,027, consisting of $1,143,568 gross unrealized appreciation and $339,541 gross unrealized depreciation.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Growth Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Growth Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Growth Allocation Fund at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 29, 2012

The Fund 23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 98.80% of the ordinary dividends paid during the fiscal year ended August 31, 2012 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $187,235 represents the maximum amount that may be considered qualified dividend income.The fund also hereby reports $.0382 per share as a short-term capital gain distribution and $.0643 per share as a long-term capital gain distribution paid on December 30, 2011. Shareholders will receive notification in early 2013 of the percentage applicable to the preparation of their 2012 income tax returns.

24

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

26

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

David W. Burke, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

The Fund 27

OFFICERS OF THE FUND (Unaudited)

28

The Fund 29

For More Information

Ticker Symbol: SGALX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Dreyfus

Moderate Allocation Fund

ANNUAL REPORT August 31, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Important Tax Information
25	Board Members Information
28	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
Moderate Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Moderate Allocation Fund, covering the 12-month period from September 1, 2011, throughAugust 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities proved unusually volatile over the past year, as prices rose and fell according to investors’ changing expectations of global and domestic economic conditions. When viewed over a longer time frame, however, the pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. Even U.S. employment numbers, which have been volatile over short periods, averaged slightly better than 150,000 new jobs a month so far in 2012, roughly unchanged from the monthly average in 2011.

The sustained but subpar U.S. expansion appears likely to continue over the foreseeable future. On one hand, the economy has responded to a variety of stimulative measures, most notably an aggressively accommodative monetary policy. On the other hand, the prospect of automatic spending cuts and tax hikes scheduled for the end of 2012 has weighed on economic growth by contributing to a temporary postponement of spending decisions among consumers and businesses. Indeed, the ability of the U.S. political system to address both this “fiscal cliff” and long-term deficit reduction could go a long way toward shaping the 2013 market environment.As always, we urge you to speak regularly with your financial advisor to discuss how changing economic conditions may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2011, through August 31, 2012, as provided by Richard B. Hoey, A. Paul Disdier and Keith L. Stransky, CFA, Dreyfus Investment Committee Members

Fund and Market Performance Overview

For the 12-month period ended August 31, 2012, Dreyfus Moderate Allocation Fund produced a total return of 7.57%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 17.98% for the same period.The fund also utilizes a customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays U.S. Aggregate Bond Index, and this blended index returned 13.10% for the same period.2

Changing global economic conditions fueled heightened volatility in financial markets over the reporting period. The fund lagged its benchmark, primarily due to performance shortfalls in its underlying equity funds.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The Dreyfus Investment Committee selects the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The fund may invest in any of 31 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Markets Reacted Sharply to Economic Developments

The reporting period began with major declines among stocks and higher yielding bonds. One credit-rating agency’s downgrade of long-term U.S. government debt, an intensifying European debt crisis and inflationary pressures in China triggered a flight away from riskier assets and toward traditional safe havens. Fortunately, better U.S. economic data and remedial measures from European policymakers arrested the market declines during the fall of 2011.

By the start of 2012, stocks and higher yielding bonds were rallying amid U.S. employment gains, quantitative easing in Europe and less restrictive monetary and fiscal policies in China. Consequently, investors renewed their focus on company fundamentals in addition to macroeconomic news. However, investors returned to a risk-averse posture during the spring when austerity programs in Europe encountered resistance, U.S. employment gains again moderated and the emerging markets remained sluggish. Better economic data over the summer more than erased previous weakness, enabling the S&P 500 Stock Index to post a double-digit gain for the latest twelve months.

Mixed Results Across Asset Classes and Investment Styles

Although the fund participated to a significant degree in the financial markets’ gains, its relative performance was undermined by some of its underlying equity investments. Shortfalls were especially pronounced among value-oriented funds, as investors favored companies with track records of consistent growth, often without regard to valuations. International stocks were undermined by the European debt crisis and emerging-markets slowdown. In contrast, the fund’s various fixed-income investments generally beat market averages, primarily due to overweighted exposure to more economically sound bond market sectors.

In response to macroeconomic developments, we implemented a number of changes to the fund’s asset allocation strategy. In October 2011, after stocks had fallen to more compelling valuations, we moved assets from Dreyfus Bond Market Index Fund to Dreyfus Opportunistic Midcap Value Fund. In December 2011, we attempted to upgrade the overall quality of the fund’s equity exposure by shifting assets from Dreyfus StrategicValue Fund to Dreyfus Appreciation Fund.

In January 2012, the fund sought greater exposure to the emerging markets, shifting capital from Dreyfus Bond Market Index Fund to

Dreyfus Emerging Markets Fund. In March 2012, we attempted to mitigate market volatility by reducing the fund’s positions in Dreyfus Opportunistic Midcap Value Fund and Dreyfus Emerging Markets Fund in favor of Dreyfus Bond Market Index Fund. We moved to further upgrade the fund’s quality metrics in July 2012, again shifting assets from Dreyfus Strategic Value Fund to Dreyfus Appreciation Fund. Finally, in August, we eliminated the fund’s position in Dreyfus Large Cap Core Fund and redeployed its assets to Dreyfus Emerging Markets Fund and Dreyfus BASIC S&P 500 Stock Index Fund.

Adopting a Constructive Posture

Although macroeconomic challenges remain, we have been encouraged by improved economic news in some parts of the world. Consequently, the fund ended the reporting period with a modest tilt toward stocks, as reflected by an asset allocation target of 53% stocks, 39% bonds and 8% alternative investments.We intend to continue to monitor economic and market conditions, and we will adjust the fund’s allocations and composition as warranted.

September 17, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Moderate Allocation Fund with the Standard & Poor’s 500 Composite Stock Price Index and the Customized Blended Index

Average Annual Total Returns as of 8/31/12
	Inception		From
	Date	1Year	Inception
Fund	10/1/09	7.57%	7.86%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	17.98%	12.61%††
Customized Blended Index	9/30/09	13.10%	10.19%††

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Moderate Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price
Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses.The S&P 500
Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 60%, and the Barclays U.S.Aggregate Bond Index (“Barclays Index”), 40%.The
Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the prospectus and elsewhere in this report.
For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from March 1, 2012 to August 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2012

Expenses paid per $1,000†	$2.88
Ending value (after expenses)	$1,011.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2012

Expenses paid per $1,000†	$2.90
Ending value (after expenses)	$1,022.27

† Expenses are equal to the fund’s annualized expense ratio of .57% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

August 31, 2012

Registered Investment Companies—100.4%	Shares		Value ($)
Dreyfus Appreciation Fund	56,545	[a]	2,513,432
Dreyfus BASIC S&P 500 Stock Index Fund	48,229	[a]	1,392,358
Dreyfus Bond Market Index Fund, BASIC Shares	423,478	[a]	4,717,540
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	94,714	[a]	1,378,085
Dreyfus Emerging Markets Fund, Cl. I	183,770	[a]	1,716,411
Dreyfus Global Absolute Return Fund, Cl. I	143,726	[a,b]	1,785,072
Dreyfus Global Real Estate Securities Fund, Cl. I	124,777	[a]	999,462
Dreyfus High Yield Fund, Cl. I	224,374	[a]	1,460,676
Dreyfus International Bond Fund, Cl. I	81,579	[a]	1,397,448
Dreyfus International Equity Fund, Cl. I	16,588	[a]	437,602
Dreyfus International Stock Index Fund	52,115	[a]	700,429
Dreyfus International Value Fund, Cl. I	37,017	[a]	360,545
Dreyfus MidCap Core Fund, Cl. I	32,536	[a,c]	748,317
Dreyfus Opportunistic Midcap Value Fund, Cl. I	22,862	[a]	671,677
Dreyfus Research Growth Fund, Cl. Z	323,740	[a]	3,337,757
Dreyfus Small Cap Stock Index Fund	35,416	[a]	775,955
Dreyfus Strategic Value Fund, Cl. I	67,932	[a]	1,993,138
Dreyfus Total Return Advantage Fund, Cl. I	357,598	[a]	4,959,878
Dreyfus U.S. Equity Fund, Cl. I	134,237	[a]	2,029,670
Dreyfus/Newton International Equity Fund, Cl. I	44,737	[a]	728,765
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	51,896	[a]	812,170
International Stock Fund, Cl. I	44,918	[a]	608,632

Total Investments (cost $33,392,515)	100.4%		35,525,019
Liabilities, Less Cash and Receivables	(.4%)		(135,782)
Net Assets	100.0%		35,389,237

a Investment in affiliated mutual fund.
b Non-income producing security.
c Formerly, Dreyfus S&P STARS Opportunities Fund, Cl. I.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	71.8	Mutual Funds: Foreign	28.6
			100.4
† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments—Note 1(c)	33,392,515	35,525,019
Receivable for shares of Common Stock subscribed		153
Prepaid expenses		11,843
		35,537,015
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		14,589
Cash overdraft due to Custodian		16,533
Payable for shares of Common Stock redeemed		66,903
Accrued expenses		49,753
		147,778
Net Assets ($)		35,389,237
Composition of Net Assets ($):
Paid-in capital		33,081,333
Accumulated undistributed investment income—net		134,331
Accumulated net realized gain (loss) on investments		41,069
Accumulated net unrealized appreciation
(depreciation) on investments		2,132,504
Net Assets ($)		35,389,237
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		2,383,515
Net Asset Value, offering and redemption price per share ($)		14.85

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Year Ended August 31, 2012

Investment Income ($):
Income:
Cash dividends from affiliated issuers	589,188
Expenses:
Shareholder servicing costs—Note 3(b)	104,788
Auditing fees	41,018
Registration fees	18,003
Prospectus and shareholders' reports	11,747
Custodian fees—Note 3(b)	4,636
Directors' fees and expenses—Note 3(c)	3,465
Legal fees	1,790
Loan commitment fees—Note 2	807
Miscellaneous	13,217
Total Expenses	199,471
Less—waiver of shareholder servicing fees—Note 3(b)	(11,058)
Less—reduction in expenses due to undertaking—Note 3(a)	(2,153)
Less—reduction in fees due to earnings credits—Note 3(b)	(64)
Net Expenses	186,196
Investment Income—Net	402,992
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(211,575)
Capital gain distributions from affiliated issuers	400,625
Net Realized Gain (Loss)	189,050
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,744,954
Net Realized and Unrealized Gain (Loss) on Investments	1,934,004
Net Increase in Net Assets Resulting from Operations	2,336,996
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2012	2011
Operations ($):
Investment income—net	402,992	270,059
Net realized gain (loss) on
investments in affiliated issuers	189,050	216,094
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	1,744,954	539,939
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,336,996	1,026,092
Dividends to Shareholders from ($):
Investment income—net	(461,135)	(259,104)
Net realized gain on investments	(193,285)	(49,843)
Total Dividends	(654,420)	(308,947)
Capital Stock Transactions ($):
Net proceeds from shares sold	10,597,642	18,653,885
Dividends reinvested	634,801	297,484
Cost of shares redeemed	(5,365,776)	(3,028,618)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	5,866,667	15,922,751
Total Increase (Decrease) in Net Assets	7,549,243	16,639,896
Net Assets ($):
Beginning of Period	27,839,994	11,200,098
End of Period	35,389,237	27,839,994
Undistributed investment income—net	134,331	135,827
Capital Share Transactions (Shares):
Shares sold	741,910	1,295,573
Shares issued for dividends reinvested	46,167	20,875
Shares redeemed	(375,691)	(211,395)
Net Increase (Decrease) in Shares Outstanding	412,386	1,105,053

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
	2012	2011	2010[a]
Per Share Data ($):
Net asset value, beginning of period	14.12	12.93	12.50
Investment Operations:
Investment income—net[b]	.18	.18	.14
Net realized and unrealized
gain (loss) on investments	.86	1.25	.41
Total from Investment Operations	1.04	1.43	.55
Distributions:
Dividends from investment income—net	(.22)	(.20)	(.12)
Dividends from net realized gain on investments	(.09)	(.04)	—
Total Distributions	(.31)	(.24)	(.12)
Net asset value, end of period	14.85	14.12	12.93
Total Return (%)	7.57	11.02	4.43[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.63	.74	1.96[e]
Ratio of net expenses to average net assets[d]	.59	.63	.65[e]
Ratio of net investment income
to average net assets[d]	1.27	1.25	1.27[e]
Portfolio Turnover Rate	28.82	17.48	31.21[c]
Net Assets, end of period ($ x 1,000)	35,389	27,840	11,200

a From October 1, 2009 (commencement of operations) to August 31, 2010.
b Based on average shares outstanding at each month end.
c Not annualized.
d Amounts do not include the activity of the underlying funds.
e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek a balance of current income and capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	35,525,019	—	—	35,525,019

At August 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended August 31, 2012 were as follows:

Affiliated
Investment	Value				Net Realized
Company	8/31/2011	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Appreciation Fund	1,025,440		1,481,091	225,721	(4,878)
Dreyfus BASIC S&P
500 Stock
Index Fund	—		1,387,093	—	—
Dreyfus Bond Market
Index Fund,
BASIC Shares	3,995,992		2,144,278	1,516,295	7,776
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	1,180,718		400,752	152,173	(12,438)

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated
Investment	Value				Net Realized
Company	8/31/2011	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging
Markets Fund, Cl. I	759,431		1,666,378	504,441	(128,341)
Dreyfus Global Absolute
Return Fund, Cl. I	1,446,865		479,265	203,912	(10,000)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	752,999		251,823	100,434	(5,733)
Dreyfus High Yield
Fund, Cl. I	1,108,800		450,970	152,173	(11,566)
Dreyfus International
Bond Fund, Cl. I	1,175,111		387,286	152,173	(6,412)
Dreyfus International
Equity Fund, CL I	359,447		129,310	51,358	(9,907)
Dreyfus International
Stock Index Fund	585,905		220,589	85,597	(16,616)
Dreyfus International
Value Fund, Cl. I	308,509		131,443	51,358	(9,914)
Dreyfus MidCap Core
Fund, Cl. I††	549,970		229,289	76,086	(11,960)
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	539,436		778,934	611,086	(73,151)
Dreyfus Research
Growth Fund, Cl. Z	2,039,555		1,196,158	279,115	(13,060)
Dreyfus Small Cap
Stock Index Fund	570,707		204,846	76,087	(4,387)
Dreyfus Strategic
Value Fund, Cl. I	2,780,492		747,701	1,770,638	(100,752)
Dreyfus Total
Return Advantage
Fund, Cl. I	3,994,251		1,390,363	532,605	(10,044)
Dreyfus U.S. Equity
Fund, Cl. I	1,544,461		494,836	206,955	(6,217)
Dreyfus/Newton
International
Equity Fund, Cl. I	601,526		223,091	85,597	(14,972)
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	1,471,503		485,594	2,171,827	241,694
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, Cl. I	576,154		228,952	76,087	(4,028)
International Stock
Fund, Cl. I	497,354		167,168	68,478	(6,669)
TOTAL	27,864,626		15,277,210	9,150,196	(211,575)

† Includes reinvested dividends/distributions.
Formerly, Dreyfus S&P STARS Opportunities Fund, Cl. I.

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2012	($)	Assets (%)	Distributions ($)
Dreyfus
Appreciation Fund	237,500	2,513,432		7.1	35,184
Dreyfus BASIC S&P
500 Stock Index Fund	5,265	1,392,358		3.9	—
Dreyfus Bond
Market Index Fund,
BASIC Shares	85,789	4,717,540		13.3	137,001
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(38,774)	1,378,085		3.9	43,092
Dreyfus Emerging
Markets Fund, Cl. I	(76,616)	1,716,411		4.9	83,632
Dreyfus Global Absolute
Return Fund, Cl. I	72,854	1,785,072		5.1	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	100,807	999,462		2.8	15,767
Dreyfus High Yield
Fund, Cl. I	64,645	1,460,676		4.1	93,310
Dreyfus International
Bond Fund, Cl. I	(6,364)	1,397,448		4.0	29,627
Dreyfus International
Equity Fund, CL I	10,110	437,602		1.3	8,599
Dreyfus International
Stock Index Fund	(3,852)	700,429		2.0	19,405
Dreyfus International
Value Fund, Cl. I	(18,135)	360,545		1.0	10,732
Dreyfus MidCap Core
Fund, Cl. I†	57,104	748,317		2.1	50,459
Dreyfus Opportunistic
Midcap Value
Fund, Cl. I	37,544	671,677		1.9	166,579
Dreyfus Research
Growth Fund, Cl. Z	394,219	3,337,757		9.4	3,581
Dreyfus Small Cap
Stock Index Fund	80,876	775,955		2.2	26,016
Dreyfus Strategic
Value Fund, Cl. I	336,335	1,993,138		5.6	25,736
Dreyfus Total Return
Advantage Fund, Cl. I	117,913	4,959,878		14.0	138,552
Dreyfus U.S. Equity
Fund, Cl. I	203,545	2,029,670		5.7	8,418
Dreyfus/Newton
International
Equity Fund, Cl. I	4,717	728,765		2.1	21,907

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	8/31/2012	($)	Assets (%)	Distributions ($)
Dreyfus/The Boston
Company Large
Cap Core Fund, Cl. I	(26,964)	—		—	15,875
Dreyfus/The Boston
Company
Small/Mid Cap
Growth Fund, Cl. I	87,179	812,170		2.3	50,120
International Stock
Fund, Cl. I	19,257	608,632		1.7	6,221
TOTAL	1,744,954	35,525,019		100.4	989,813

† Formerly, Dreyfus S&P STARS Opportunities Fund, Cl. I.

(d) Dividends to shareholders: Dividends are recorded on the ex-div-

idend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually,

but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income suffi-

cient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended August 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $134,331, undistributed capital gains $368,923 and unrealized appreciation $1,804,650.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2012 and August 31, 2011 were as follows: ordinary income $543,406 and $305,155 and long-term capital gains $111,014 and $3,792, respectively.

During the period ended August 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $56,647 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2012, the fund did not borrow under the Facilities.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset values.

The Manager has contractually agreed, until January 1, 2013, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.45% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $2,153 during the period ended August 31, 2012.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain service. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended August 31, 2012, the fund was charged $79,200 pursuant to the Shareholder Services Plan of which $11,058 was waived due to the fund’s investment in certain of the underlying funds.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2012, the fund was charged $12,425 for transfer agency services and $196 for cash management services. Cash management fees were partially offset by earnings credits of $23. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2012, the fund was charged $4,636 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2012, the fund was charged $1,436 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $41.

During the period ended August 31, 2012, the fund was charged $6,392 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Shareholder Services Plan fees $7,468, custodian fees $1,154, Chief Compliance Officer fees $4,243 and transfer agency per account fees $3,000, which are offset

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

against shareholder servicing fees reimbursed in the amount of $1,276.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2012, amounted to $15,277,210 and $9,150,196, respectively.

At August 31, 2012, the cost of investments for federal income tax purposes was $33,720,369; accordingly, accumulated net unrealized appreciation on investments was $1,804,650, consisting of $2,342,397 gross unrealized appreciation and $537,747 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Moderate Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Moderate Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Moderate Allocation Fund at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 29, 2012

The Fund 23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 96.88% of the ordinary dividends paid during the fiscal year ended August 31, 2012 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $508,255 represents the maximum amount that may be considered qualified dividend income.The fund also hereby reports $.0395 per share as a short-term capital gain distribution and $.0533 per share as a long-term capital gain distribution paid on December 30, 2011. Shareholders will receive notification in early 2013 of the percentage applicable to the preparation of their 2012 income tax returns.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

The Fund 27

OFFICERS OF THE FUND (Unaudited)

The Fund 29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $90,936 in 2011 and $92,571 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $        18,000 in 2011 and $18,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0            in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $9,293 in 2011 and $9,747 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $17  in 2011 and $213 in 2012. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $200,000 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $16,103,335 in 2011 and $41,730,768 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and                         Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.;

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	October 22, 2012

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)